Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit	8.39
Maximum Aggregate Offering Price	$ 5,034,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 695.20
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional common shares, no par value per share ("Common Shares"), of Fennec Pharmaceuticals Inc. (the "Registrant") that become issuable under the Registrant's 2026 Equity Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based on the average of the high and low prices of the Common Shares as reported on The Nasdaq Capital Market on March 2, 2026.